Cat Financial Financing Activities (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for Credit Losses:
Ending Balance - individually evaluated for impairment	$ 56	$ 79
Ending Balance - collectively evaluated for impairment	310	283
Ending Balance - allowance for credit losses	366	362	376	391
Recorded Investment in Finance Receivables:
Ending Balance - individually evaluated for impairment	527	641
Ending Balance - collectively evaluated for impairment	19,453	19,282
Ending Balance - recorded investment in finance receivables	19,980	19,923
North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	7,291	7,739
Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,281	2,551
Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	4,523	3,680
Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,965	2,883
Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,920	3,070
Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	19,508	19,284
Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	7,179	7,522
Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,223	2,462
Performing | Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	4,487	3,649
Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,857	2,744
Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,762	2,907
Non-Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	472	639
Non-Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	112	217
Non-Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	58	89
Non-Performing | Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	36	31
Non-Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	108	139
Non-Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	158	163
Customer
Allowance for Credit Losses:
Ending Balance - individually evaluated for impairment	56	79
Ending Balance - collectively evaluated for impairment	304	278
Ending Balance - allowance for credit losses	360	357
Recorded Investment in Finance Receivables:
Ending Balance - individually evaluated for impairment	527	641
Ending Balance - collectively evaluated for impairment	17,066	17,339
Ending Balance - recorded investment in finance receivables	17,593	17,980
Customer | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	5,602	6,448
Customer | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,224	2,510
Customer | Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	4,362	3,529
Customer | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,485	2,426
Customer | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,920	3,067
Customer | Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	17,121	17,341
Customer | Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	5,490	6,231
Customer | Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,166	2,421
Customer | Performing | Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	4,326	3,498
Customer | Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,377	2,287
Customer | Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,762	2,904
Customer | Non-Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	472	639
Customer | Non-Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	112	217
Customer | Non-Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	58	89
Customer | Non-Performing | Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	36	31
Customer | Non-Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	108	139
Customer | Non-Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	158	163
Dealer
Allowance for Credit Losses:
Ending Balance - collectively evaluated for impairment	6	5
Ending Balance - allowance for credit losses	6	5
Recorded Investment in Finance Receivables:
Ending Balance - collectively evaluated for impairment	2,387	1,943
Ending Balance - recorded investment in finance receivables	2,387	1,943
Dealer | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	1,689	1,291
Dealer | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	57	41
Dealer | Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	161	151
Dealer | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	480	457
Dealer | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables		3
Dealer | Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,387	1,943
Dealer | Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	1,689	1,291
Dealer | Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	57	41
Dealer | Performing | Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	161	151
Dealer | Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	480	457
Dealer | Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables		$ 3